PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, LFC has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and its related regulations. In the event of termination, participants will become 100% vested in their accounts.